UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax-Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
California 99.1%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 1.75% *, 11/1/2029, Wells Fargo Bank NA (a)	1,977,000	1,977,000
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing, Inc. Project, Series A, AMT, 1.75% *, 4/1/2034, Comerica Bank (a)	2,200,000	2,200,000
Alameda County, CA, Industrial Development Authority Revenue, Caravan Trading Co., AMT, 1.75% *, 4/1/2014, Comerica Bank (a)	2,825,000	2,825,000
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 1.75% *, 8/1/2035, Comerica Bank (a)	4,250,000	4,250,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 1.75% *, 3/1/2032, Comerica Bank (a)	2,555,000	2,555,000

California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.95% *, 12/15/2032	1,000,000	1,000,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, Arbors Apartments, Series A, 0.7% *, 12/15/2032	2,400,000	2,400,000
California, ABAG Finance Authority for NonProfit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 0.95% *, 12/15/2032	7,400,000	7,400,000
California, Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area, Series D-1, 0.65% *, 4/1/2045	6,000,000	6,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series C, 0.7% *, 4/1/2039	4,000,000	4,000,000
Series B, 0.9% *, 4/1/2039	8,195,000	8,195,000
California, Communities Program Note Participations, Tax & Revenue Anticipation Notes, Series A-4, 3.0%, 6/30/2009	3,000,000	3,019,790
California, Eastern Municipal Water District, Water & Sewer Revenue, Certificates of Participation, Series G, 0.55% *, 7/1/2038	9,500,000	9,500,000
California, Educational Facilities Authority Revenue, Loyola Marymount University, 0.65% *, 10/1/2034, Allied Irish Bank PLC (a)	7,895,000	7,895,000
California, Housing Finance Agency Revenue, Home Mortgage, AMT, Series K, 1.45% *, 8/1/2037	2,500,000	2,500,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 1.3% *, 2/1/2033	2,000,000	2,000,000
Series C, AMT, 1.3% *, 2/1/2037	1,995,000	1,995,000
Series C, AMT, 1.3% *, 8/1/2037	2,600,000	2,600,000
California, Infrastructure & Economic Development Bank Revenue, Colburn School, Series B, 0.9% *, 8/1/2037, Allied Irish Bank PLC (a)	5,000,000	5,000,000
California, Infrastructure & Economic Development Bank Revenue, Orange County Performing Arts Center, Series C, 1.0% *, 7/1/2034, Allied Irish Bank PLC (a)	5,760,000	5,760,000
California, Las Virgenes Unified School District, Series 2008-3044X, 144A, 1.65% *, 8/1/2031 (b)	2,500,000	2,500,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 1.4% *, 1/1/2020, JPMorgan Chase Bank (a)	4,965,000	4,965,000
California, School Cash Reserve Program, Certificates of Participation, Series A, 3.0%, 7/6/2009, US Bank NA (a)	4,555,000	4,589,558
California, State Department of Water Resources, Power Supply Revenue:
Series C-17, 0.45% *, 5/1/2022, Bank of New York (a)	2,600,000	2,600,000
Series G-2, 0.9% *, 5/1/2011, Lloyds TSB Bank PLC (a)	530,000	530,000
Series C-1, 2.0% *, 5/1/2022, Dexia Credit Local (a)	5,000,000	5,000,000
California, State University, 0.5%, 1/7/2009	3,500,000	3,500,000
California, State University Revenue, Series 2008-3014X, 144A, 1.65% *, 11/1/2039 (b)	4,935,000	4,935,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 1.25% *, 9/1/2046	8,765,000	8,765,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 1.25% *, 10/1/2036	8,215,000	8,215,000
California, Statewide Communities Development Authority Revenue, Rady Children's Hospital, Series A, 0.6% *, 8/15/2047, Allied Irish Bank PLC (a)	6,700,000	6,700,000
California, Statewide Communities Development Authority Revenue, Retirement Housing Foundation, 0.8% *, 9/1/2030, KBC Bank NV (a)	8,000,000	8,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 1.35% *, 5/15/2018, JPMorgan Chase Bank (a)	8,600,000	8,600,000
Series 2681, 144A, AMT, 1.5% *, 5/15/2018, JPMorgan Chase Bank (a)	6,190,000	6,190,000
California, University of California Revenues, Series 2169, 144A, 1.15% *, 5/15/2031 (b)	3,635,000	3,635,000
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Project, Series A, 0.44% *, 8/1/2020, Wells Fargo Bank NA (a)	2,385,000	2,385,000
Delano, CA, Certificates of Participation, Delano Regional Medical Center, 1.25% *, 1/1/2020, Comerica Bank (a)	15,375,000	15,375,000
Fresno, CA, Water System Revenue, Municipal Securities Trust Receipts, SGA 153, "A", 144A, 0.88% *, 6/1/2024, Societe Generale (a)	4,700,000	4,700,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.2% *, 3/15/2033	2,200,000	2,200,000

Long Beach, CA, Bond Finance Authority Lease Revenue, Long Beach Museum of Art, 0.9% *, 9/1/2009, Bank One NA (a)	1,000,000	1,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 1.0% *, 12/1/2032	13,300,000	13,300,001
Los Angeles County, CA, Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, 0.55% *, 4/1/2031	10,850,000	10,850,000
Los Angeles, CA, Department of Water & Power Revenue System, Series A-5, 0.7% *, 7/1/2035	500,000	500,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2009	6,000,000	6,042,521
Novato, CA, Multi-Family Revenue, Senior Housing Project, 1.0% *, 10/1/2032, Bank of the West (a)	2,120,000	2,120,000
Orange County, CA, 1.6%, 1/6/2009	5,000,000	5,000,000
Orange County, CA, Water District, 0.7%, 1/8/2009	1,450,000	1,450,000
Richmond, CA, Wastewater Revenue, Series A, 1.0% *, 8/1/2037, Union Bank of CA NA (a)	4,000,000	4,000,000
San Bernardino County, CA, Multi-Family Housing Revenue, Series A, 0.65% *, 7/1/2014	2,150,000	2,150,000
San Diego, CA, Certificates of Participation, 1.25% *, 12/1/2028, Comerica Bank (a)	1,825,000	1,825,000
San Diego, CA, RBC Municipal Products, Inc. Trust, Series E-3, AMT, 144A, 1.35% *, 9/1/2037, Royal Bank of Canada (a)	4,495,000	4,495,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 1.72% *, 12/1/2018	15,685,000	15,685,000
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, Series A, 0.5% *, 6/1/2039, Bank of Nova Scotia, California State Teachers’ Retirement System (a)	3,000,000	3,000,000
Santa Clara County, CA, El Camino Hospital District Facilities Authority Revenue, Valley Medical Center Project, Series B, 0.6% *, 8/1/2015, State Street Bank & Trust Co. (a)	1,900,000	1,900,000
Santa Clara, CA, Electric Revenue, Series B, 1.75% *, 7/1/2027, Dexia Credit Local Bank (a)	5,000,000	5,000,000
Triunfo County, CA, Sanitation District Revenue, 0.55% *, 6/1/2019, BNP Paribas (a)	2,300,000	2,300,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 1.4% *, 9/1/2011, Bank of America NA (a)	3,405,000	3,405,000

		270,478,870
Puerto Rico 0.7%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 1.3% *, 12/1/2030	2,000,000	2,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $272,478,870) †	99.8	272,478,870
Other Assets and Liabilities, Net	0.2	574,786

Net Assets	100.0	273,053,656

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2008.

†	The cost for federal income tax purposes was $272,478,870.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by this company:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		4.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	272,478,870
Level 3	-
Total	$ 272,478,870

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008